FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
12.
FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value, cash and cash equivalents, and long-term available-for-sale securities, on a recurring basis.

Most of the Company’s financial instruments held, at fair value are classified as Level 1 since their fair value are determined based on the quoted market price. Some of the Company’s financial instruments held, at fair value that are valued at quoted prices in less active markets are classified as Level 2. Investments in private equity funds are categorized as Level 3 since they are valued utilizing third-party pricing information without adjustment.

The Company classified its money market funds, which are presented in cash and cash equivalents due to high liquidity to be convertible to known amounts of cash and near maturity that they present insignificant risk of changes in value, as Level 1 since their fair value are determined based on the quoted market price.

The Group measured the fair value of its long-term available-for-sale securities using a market approach and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. The unobservable inputs used were discounts for lack of marketability for such market approach (ranging from 10% to 15%), and the observable inputs used were risk-free interest rates (ranging from 3.5% to 4.5%), as of December 31, 2023 and 2024. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

12.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

As of December 31, 2023 and 2024, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2024
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,691,097	11,770,376	3,692,505	18,153,978
Bonds	54,418,366	—	—	54,418,366
Stock	2,270,679	—	—	2,270,679
Others	704,059	—	—	704,059
Cash and cash equivalents
Funds	4,023,182	—	—	4,023,182
Long‑term available-for-sale securities	—	—	4,410,382	4,410,382
Total	64,107,383	11,770,376	8,102,887	83,980,646

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

12.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

During the years ended December 31, 2023 and 2024, there were no transfers between level 1, level 2 and level 3 categories.

The movements of Level 3 fair value measurements for the years ended December 31, 2023 and 2024 are as follows:

US$
As of January 1, 2023	7,378,683
Additions during the year	1,000,000
Net unrealized loss	(876,753)
As of December 31, 2023	7,501,930
Additions during the year	—
Net unrealized gain	600,957
As of December 31, 2024	8,102,887

For the year ended December 31, 2023, the unrealized loss included US$450,325 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), and the unrealized loss US$426,428 recognized in other income in the consolidated statements of comprehensive income (loss). For the year ended December 31, 2024, the unrealized gain included US$343,892 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), and the unrealized loss US$257,065 recognized in other income in the consolidated statements of comprehensive income (loss). The Group recognized US$472,605, nil and nil impairment loss related to the long-term available-for-sale securities as an offset of other income for the years ended December 31, 2022, 2023 and 2024.

Measured at fair value on a non‑recurring basis

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. There was no impairment loss related to the long-term equity securities without readily determinable fair value for the years ended December 31, 2023 and 2024.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share-based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). Key inputs and parameters primarily include risk-free interest rate, expected stock price volatility, dividend yields, expected term, and forfeiture rates.

The Group measures goodwill at fair value on a nonrecurring basis and performs a goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2023 and 2024. The Group measured acquired intangible assets using the income approach‑discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the years ended December 31, 2023 and 2024. Key inputs and parameters primarily for the above impairment assessment include significant judgment and estimates by the management on future earnings, and discount rate.